Property, Plant and Equipment - Schedule of Classes of Property, Plant and Equipment (Details) - Heliogen, Inc. [Member] - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 2,170	$ 2,880	$ 10,368
Accumulated depreciation	(2,170)	(2,565)	(4,791)
Total property, plant and equipment, net		315	5,577
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment		36	3,107
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	2,004	2,019	2,165
Machinery, vehicles and other equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment		$ 504	4,307
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	2 years	2 years
Total property, plant and equipment	$ 166	$ 321	$ 664
Minimum [Member] | Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years	5 years
Minimum [Member] | Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	2 years	2 years
Minimum [Member] | Machinery, vehicles and other equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years	5 years
Maximum [Member] | Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	7 years	7 years
Maximum [Member] | Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years	3 years
Maximum [Member] | Machinery, vehicles and other equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	7 years	7 years